Expense Example	Nov. 30, 2025 USD ($)
ETC 6 Meridian Low Beta Equity Strategy ETF | ETC 6 Meridian Low Beta Equity Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
ETC 6 Meridian Mega Cap Equity ETF | ETC 6 Meridian Mega Cap Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
ETC 6 Meridian Small Cap Equity ETF | ETC 6 Meridian Small Cap Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
ETC 6 Meridian Quality Growth ETF | ETC 6 Meridian Quality Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
ETC 6 Meridian Quality Dividend Yield ETF | ETC 6 Meridian Quality Dividend Yield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
ETC 6 Meridian Quality Value ETF | ETC 6 Meridian Quality Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Range Nuclear Renaissance Index ETF | Range Nuclear Renaissance Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Range Global Coal Index ETF | Range Global Coal Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,049